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SECURIAN FINANCIAL GROUP, INC.                                   (SECURIAN LOGO)
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500

September 7, 2007

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:  Post-Effective Amendment Filing Pursuant to Rule 485(a)
        Advantus Series Fund, Inc.
        File Numbers: 2-96990 and 811-4279

Dear Ladies and Gentlemen:

The accompanying Post-Effective Amendment to the Registration Statement on Form N-1A for Advantus Series Fund, Inc. (the "Fund") is being filed electronically with the Securities and Exchange Commission (the "Commission") pursuant to Rule 485(a) under the Securities Act of 1933. In that regard, it is requested that the amendment be declared effective on November 6, 2007.

The prospectus, as supplemented by two separate supplements (see the following paragraph), and statement of additional information included in the accompanying Post-Effective Amendment reflect the creation of a second class of shares in six of the Fund's eight Portfolios (the "Multiple Class Portfolios"). In those six Multiple Class Portfolios, the new share class has been designated "Class 1" shares and the existing share class has been designated "Class 2" shares. Class 1 shares differ from Class 2 shares only in that Class 1 shares are not subject to the Fund's Plan of Distribution adopted pursuant to Rule 12b-1. The Fund's other two Portfolios, the Maturing Government Bond 2010 and Money Market Portfolios, will continue to offer shares in only one class (not designated as either Class 1 or Class 2). The Post-Effective Amendment includes unaudited, interium financial information and also reflects other non-material changes deemed appropriate by the Fund.

Changes to the Fund's prospectus, currently dated May 1, 2007, are reflected in two supplements thereto included in Part A of the Post-Effective Amendment. The first prospectus supplement included in Part A relates to the Class 1 shares only, while the second prospectus supplement included in Part A relates to the Class 2 shares only.

In connection with the receipt of comments from the staff of the Commission with respect to the above-referenced filing, the Fund hereby acknowledges that:

     1. The Fund is responsible for the adequacy and accuracy of the disclosure in the filing.

     2. Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing.

     3. The Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.


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Securities and Exchange Commission
September 7, 2007
Page 2


Questions regarding this filing may be directed to the undersigned by telephone at 651-665-4872 or by e-mail at eric.bentley@securian.com.


Sincerely,


/s/ Eric J. Bentley

Eric J. Bentley
Senior Counsel


EJB:pjh



cc:  Michael J. Radmer, Esq.
     Dorsey & Whitney LLP